Stockholders’ equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Stockholders' Equity - Schedule of Stock by Class

Stockholders’ equity consisted of the following:

WISeKey International Holding Ltd	As at December 31, 2022		As at December 31, 2021
Share Capital	Class A Shares	Class B Shares	Class A Shares	Class B Shares
Par value per share (in CHF)	0.01	0.05	0.01	0.05
Share capital (in USD)	400,186	5,334,177	400,186	4,685,301
Per Articles of association and Swiss capital categories
Authorized Capital - Total number of authorized shares	-	25,000,000	-	18,469,207
Conditional Share Capital - Total number of conditional shares(1)	10,000,000	52,100,000	12,000,000	31,469,207
Total number of fully paid-in shares	40,021,988	100,294,518	40,021,988	88,120,054
Per US GAAP
Total number of authorized shares	50,021,988	177,419,580	40,021,988	138,058,468
Total number of fully paid-in issued shares(1)	40,021,988	100,294,518	40,021,988	88,120,054
Total number of fully paid-in outstanding shares(1)	40,021,988	99,837,254	40,021,988	80,918,390
Par value per share (in CHF)	0.01	0.05	0.01	0.05
Share capital (in USD)	400,186	5,334,177	400,186	4,685,301
Total share capital (in USD)	5,734,363		5,085,487
Treasury Share Capital
Total number of fully paid-in shares held as treasury shares	-	457,264	-	7,201,664
Treasury share capital (in USD)	-	370,744	-	636,436
Total treasury share capital (in USD)	-	370,744	-	636,436
(1) Conversions of conditional capital that were not registered with the commercial register as of December 31, 2022 are not deducted from the total number of conditional shares, i.e. the number shown is as if the issues had not taken place.